Income Taxes (Tables)	6 Months Ended
Jun. 30, 2020
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Schedule of Income Tax Expense (Recovery)
Income tax recognized in net earnings is comprised of the following:

	Three Months Ended June 30		Six Months Ended June 30
(in thousands)	2020	2019	2020	2019
Current income tax expense	$36	$85	$85	$104
Deferred income tax expense (recovery) related to:
Origination and reversal of temporary differences	$1,650	$1,089	$4,875	$4,284
Write down (reversal of write down) or recognition of prior period temporary differences	(6,485)	(3,932)	(1,317)	(7,256)
Total deferred income tax expense (recovery)	$(4,835)	$(2,843)	$3,558	$(2,972)
Income tax expense (recovery) recognized in net earnings	$(4,799)	$(2,758)	$3,643	$(2,868)

Schedule of Income Tax Recognized as Component of OCI
Income tax recognized as a component of OCI is comprised of the following:

	Three Months Ended June 30		Six Months Ended June 30
(in thousands)	20 20	20 19	2020	2019
Income tax expense (recovery) related to LTIs - common shares held	$4,698	$1,956	$(5,155)	$2,001

Schedule of Income Tax Recognized Directly in Equity
Income tax recognized directly in equity is comprised of the following:

	Three Months Ended June 30		Six Months Ended June 30
(in thousands)	2020	2019	2020	2019
Income tax expense (recovery) related to share issue costs
Write down (reversal of write down) or recognition of prior period temporary differences	$160	$894	$1,639	$986
Income tax expense (recovery) recognized in equity	$160	$894	$1,639	$986

Schedule of Provision for Income taxes
The provision for income taxes differs from the amount that would be obtained by applying the statutory income tax rate to consolidated earnings before income taxes due to the following:

	Three Months Ended June 30		Six Months Ended June 30
(in thousands)	2020	2019	2020	2019

Earnings before income taxes	$101,013	$(127,452)	$204,351	$(70,213)
Canadian federal and provincial income tax rates	27.00%	27.00%	27.00%	27.00%
Income tax expense (recovery) based on above rates	$27,274	$(34,413)	$55,175	$(18,958)
Non-deductible stock based compensation and other	610	1,225	1,468	1,795
Differences in tax rates in foreign jurisdictions	(27,905)	(14,866)	(57,251)	(33,761)
Current period unrecognized temporary differences - impairment of mineral stream interests	-	44,796	-	44,796
Current period unrecognized temporary differences	1,707	4,432	5,568	10,516
Write down (reversal of write down) or recognition of prior period temporary differences	(6,485)	(3,932)	(1,317)	(7,256)

Income tax expense (recovery)	$(4,799)	$(2,758)	$3,643	$(2,868)

Deferred Income Tax Assets and Liabilities Recognized
The recognized deferred income tax assets and liabilities are offset on the balance sheet and relate to Canada, except for the foreign withholding tax. The movement in deferred income tax assets and liabilities for the six months ended June 30, 2020 and the year ended December 31, 2019 is shown below:

	Six Months Ended June 30, 2020
Recognized deferred income tax assets and liabilities	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance
Deferred tax assets
Non-capital loss carryforward 1	$8,756	$(4,142)	$-	$(1,610)	$3,004
Capital loss carryforward 2	8,953	(3)	(750)	-	8,200
Other 3	694	649	-	-	1,343
Deferred tax liabilities
Interest capitalized for accounting	(87)	-	-	-	(87)
Debt and share financing fees 4	(711)	12	-	(29)	(728)
Unrealized gains on long-term investments	(14,073)	(36)	5,909	-	(8,200)
Mineral stream interests 5	(3,532)	-	-	-	(3,532)
Foreign withholding tax	(148)	(38)	-	-	(186)

Total	$(148)	$(3,558)	$5,159	$(1,639)	$(186)

1)	As at June 30, 2020, the Company had recognized the tax effect on $11 million of non-capital losses against deferred tax liabilities.
2)	As at June 30, 2020, the Company had recognized the tax effect on $30 million of net capital losses to offset unrealized taxable capital gains on long-term investments.
3)	Other includes capital assets, charitable donation carryforward and PSU and pension liabilities.
4)
Debt and share financing fees are deducted over a five year period for Canadian income tax purposes. For accounting purposes, debt financing fees are deducted over the term of the credit facility and share financing fees are charged directly to issued capital.

5)
The Company’s position, as reflected in its filed Canadian income tax returns and consistent with the terms of the PMPAs, is that the cost of the precious metal acquired under the Canadian PMPAs is equal to the market value while a deposit is outstanding (where applicable to an agreement), and the cash cost thereafter. For accounting purposes, the cost of the mineral stream interests is depleted on a unit-of-production
basis as described in Note 4.2.

	Year Ended December 31, 2019
Recognized deferred income tax assets and liabilities	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance
Deferred tax assets
Non-capital loss carryforward	$3,823	$4,497	$-	$436	$8,756
Capital loss carryforward	-	4,503	4,450	-	8,953
Other	387	307	-	-	694
Deferred tax liabilities
Interest capitalized for accounting	(87)	-	-	-	(87)
Debt and share financing fees	(591)	(60)	-	(60)	(711)
Unrealized gains on long-term investments	-	-	(14,073)	-	(14,073)
Mineral stream interests	(3,532)	-	-	-	(3,532)
Foreign withholding tax	(111)	(37)	-	-	(148)

Total	$(111)	$9,210	$(9,623)	$376	$(148)

Schedule of Deferred Income Tax Assets Unrecognized
Deferred income tax assets in Canada not recognized are shown below:

(in thousands)	June 30 2020	December 31 2019
Non-capital loss carryforward 1	$29,048	$19,145
Debt and equity financing fees	703	1,383
Mineral stream interests	104,214	107,785
Other	4,263	4,282
Capital loss carryforward ²	750	-
Kutcho Convertible Note	1,208	951
Unrealized losses on long-term investments	7,393	6,733

Total	$147,579	$140,279

1)	As at June 30, 2020, the Company had not recognized the tax effect on $108 million of non-capital losses as a deferred tax asset.
2)	As at June 30, 2020, the Company had not recognized the tax effect on $3 million of net capital losses as a deferred tax asset.